Noncontrolling Interest	9 Months Ended
Sep. 30, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interest

Note 16. Noncontrolling Interest

For the nine months ended September 30, 2022 and 2021, the Company converted $3,400,000 and $2,720,000 in Viva Wealth Fund I, LLC convertible promissory notes into 680 and 544 units of noncontrolling interest in Viva Wealth Fund I, LLC.

For the nine months ended September 30, 2022 and 2021, the Company paid distributions to Viva Wealth Fund I, LLC unit holders of $593,087 and none.